Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

Critical accounting policies are defined as those that are reflective of significant judgments and uncertainties and potentially result in materially different results under different assumptions and conditions. The Company’s critical accounting policies are described in Note 2, Summary of Significant Accounting Policies, of the Company’s audited financial statements for the year ended December 31, 2021 included in its Annual Report on Form 10-K for the year ended December 31, 2021 (the “2021 Form 10-K”) filed with the Securities and Exchange Commission (the “SEC”) on April 1, 2022, except as noted below.

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption from new or revised accounting standards and, therefore, the Company’s financial statements may not be comparable to the financial statements of other companies that comply with the new or revised accounting pronouncements as of the public company effective dates.

The Company has reviewed recent accounting pronouncements and, with the exception of the below, concluded that they are either not applicable to its business, or no material effect is expected on the unaudited condensed financial statements as a result of future adoption.

2.Summary of Significant Accounting Policies (continued)

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses, which was subsequently amended by ASU No. 2018-19 and ASU No. 2019-10, and which requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The standard is effective for the fiscal year beginning after December 15, 2022. The Company will continue to assess the possible impact of this standard, but it currently does not expect that the adoption of this standard will have a significant impact on its financial statements and its limited history of bad debt expense relating to trade accounts receivable.

In February 2016, the FASB issued ASU 2016-02, Leases (“Topic 842”), which supersedes ASC Topic 840, Leases. Topic 842 requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. Topic 842 will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In November 2019, the FASB deferred the effective date for implementation of Topic 842 by one year and, in June 2020, the FASB deferred the effective date by an additional year. The guidance under Topic 842 is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Earlier adoption is permitted. The Company only has one operating lease in place as of September 30, 2022 related to its warehouse, distribution facility and corporate headquarters for a 10-year term. The Company’s remaining lease payments of approximately $2,475,000 will be discounted to record its lease liability using its incremental borrowing rate and to record the corresponding right of use asset.

Basis of Presentation

These unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the SEC.

Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The balance sheet as of December 31, 2021 has been derived from audited financial statements at such date. All adjustments that, in the opinion of the Company’s management, are considered necessary for a fair presentation of the results of operations for the periods shown have been reflected in these unaudited condensed financial statements. The results of operations for the periods presented are not necessarily indicative of the results expected for the full 2022 fiscal year or for any future period. The information included in these unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and accompanying notes for the year ended December 31, 2021, contained in the 2021 Form 10-K.

Use of Estimates

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and related disclosure of contingent assets and liabilities. Significant estimates in these unaudited condensed financial statements include those related to the fair value of equity-based compensation, warrants, revenue recognition, the provision or benefit for income taxes and the corresponding valuation allowance on deferred tax assets. On an ongoing basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Due to the inherent uncertainty involved in making estimates, actual results could differ materially from those estimates.

2.Summary of Significant Accounting Policies (continued)

Revenue Recognition

The Company recognizes revenues related to sales of products upon the customer obtaining control of promised goods, in an amount that reflects the consideration that is expected to be received in exchange for those goods. To determine revenue recognition for arrangements within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the following five steps are performed: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. Revenue is recognized in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Revenues from product sales are recognized at a point in time, and revenue is recognized when title, and risk and rewards of ownership have transferred to the customer, which is generally upon shipment. In instances where title does not pass to the customer upon shipment, the Company recognizes revenue upon delivery or customer acceptance, depending on the terms of the arrangement.

The Company recognized revenue of $58,385 and $136,037 in the three and nine months ended September 30, 2022 respectively. The Company recognized revenue of $261,299 in the three and nine months ended September 30, 2021 as the Company sold its first units to customers in July 2021.

Income Taxes

Prior to the IPO, the Company was a limited liability company and was treated as a partnership for federal and state income tax purposes. Therefore, no provision for income taxes had been included in the financial statements since taxable income or loss was allocated to members, who were responsible for any taxes thereon, in accordance with the provisions of the Company’s operating agreement.

On November 23, 2021, in conjunction with the IPO, the Company incorporated in the State of Delaware. The Company recognizes and measures its unrecognized tax benefit in accordance with FASB ASC 740, Income Taxes. The Company provides deferred income taxes for temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax purposes. Deferred income taxes are computed using enacted tax rates that are expected to be in effect when the temporary differences reverse. Under that guidance, management assesses the likelihood that tax positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period, including the technical merits of those positions. The measurement of unrecognized tax benefits is adjusted when new information is available or when an event occurs that requires a change. At September 30, 2022 and December 31, 2021, the Company did not identify any uncertain tax positions taken or expected to be taken in an income tax return that would require adjustment to, or disclosure in, its financial statements.

Research & Development Expenses

Research and development expenses are expensed as incurred and consist principally of contract labor and third-party engineering, product development and testing costs related to the development of medical grade air purification devices and related components as well as concepts for future product development.

Stock-Based Compensation

The Company accounts for share-based payments to employees and non-employees in accordance with the provisions of FASB ASC 718, Compensation — Stock Compensation (“ASC 718”). Under ASC 718, the Company measures the share-based compensation cost on the date of grant, based on the fair value of the award, and expense is recognized over the requisite service period. Compensation cost recognized during the three and nine months ended September 30, 2022 related to grants of restricted stock units.

Accounts Receivable

An allowance for uncollectible accounts receivable is recorded when management believes the collectability of the accounts receivable is confirmed. Subsequent recoveries, if any, are credited to the allowance. The allowance is determined based on management’s review of the debtor’s ability to repay and repayment history, aging history and estimated value of collateral, if any.

2.Summary of Significant Accounting Policies (continued)

Inventories

The Company values inventories at the lower of cost or net realizable value using the first-in, first-out or weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonable predictable costs of completion, disposal and transportation. Inventories on hand at September 30, 2022 and December 31, 2021 consisted primarily of spare parts and finished goods.

Fair Value of Financial Instruments

Certain assets and liabilities are carried at fair value in accordance with U.S. GAAP. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. A three-tier fair value hierarchy that prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1	Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs observable or that can be corroborated by observable market data.

Level 3

Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

At September 30, 2022 and December 31, 2021, the carrying amounts of the Company’s financial instruments, including cash, prepaid expenses and other current assets, accounts payable and accrued liabilities approximated their respective fair value due to the short-term nature of these instruments.

Derivative Instrument

The Company accounts for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock and whether the holders of the warrants could potentially require net cash settlement in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

2.Summary of Significant Accounting Policies

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption from new or revised accounting standards and, therefore, the financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of the public company effective dates.

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and related disclosure of contingent assets and liabilities. Significant estimates in these financial statements include those related to the fair value of equity-based compensation and revenue recognition. On an ongoing basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Due to the inherent uncertainty involved in making estimates, actual results could differ materially from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash and cash equivalents. The Company did not have any cash equivalents as of December 31, 2021.

Revenue Recognition

The Company recognizes revenues related to sales of products upon the customer obtaining control of promised goods, in an amount that reflects the consideration that is expected to be received in exchange for those goods. To determine revenue recognition for arrangements within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the following five steps are performed: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. Revenue is recognized in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Revenues from product sales are recognized at a point in time, and revenue is recognized when title, and risk and rewards of ownership have transferred to the customer, which is generally upon shipment. In instances where title does not pass to the customer upon shipment, the Company recognizes revenue upon delivery or customer acceptance, depending on the terms of the arrangement.

Warranty Costs

The Company provides a three-year warranty on its Pūrgo device from the date of sale to its customers. The Company’s policy is to record a provision for estimated future costs related to warranty expense when they are probable and reasonably estimable, which is when revenue is recognized. There was no warranty accrual as of December 31, 2021 and 2020, respectively.

Research & Development Expenses

Research and development expenses are expensed as incurred and consist principally of contract labor and third-party engineering, product development and testing costs related to the development of medical grade air purification devices and related components as well as concepts for future product development.

Income Taxes

Prior to the Public Offering, the Company was a limited liability company and was treated as a partnership for federal and state income tax purposes. Therefore, no provision for income taxes had been included in the financial statements since taxable income or loss was allocated to members, who were responsible for any taxes thereon, in accordance with the provisions of the operating agreement.

On November 23, 2021 in conjunction with the Public Offering, the Company incorporated in the State of Delaware. The Company recognizes and measures its unrecognized tax benefit in accordance with FASB ASC 740, Income Taxes. The Company provides deferred income taxes for temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax purposes. Deferred income taxes are computed using enacted tax rates that are expected to be in effect when the temporary differences reverse. Under that guidance, management assesses the likelihood that tax positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period, including the technical merits of those positions. The measurement of unrecognized tax benefits is adjusted when new information is available or when an event occurs that requires a change. For the years ended December 31, 2021, and 2020, the Company did not identify any uncertain tax positions taken or expected to be taken in an income tax return that would require adjustment to, or disclosure in, its financial statements.

Accounts Receivable

Trade accounts receivable are stated net of an allowance for doubtful accounts. We estimate the allowance for doubtful accounts based on review and analysis of specific customer balances that may not be collectible and how recently payments have been received. Accounts are considered for write-off when they become past due and when it is determined that the probability of collection is remote. As of December 31, 2021, there was no allowance for doubtful accounts.

Inventories

The Company values inventories at the lower of cost or net realizable value using the first-in, first-out or weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonable predictable costs of completion, disposal and transportation. Inventories on hand at December 31, 2021 consisted primarily of spare parts and finished goods.

Property and Equipment

Property and equipment are stated at cost and depreciated generally under the straight-line method over their estimated useful lives (or the lesser of the term of the lease for leasehold improvements, as appropriate), except for tooling, which is depreciated utilizing the units-of-production method. The Company periodically reviews long-lived assets for impairment whenever events or changes in business circumstance indicate that the carrying value of the assets may not be recoverable. Under those circumstances, if the fair value were less than the carrying amount of the asset, the Company would recognize a loss for the difference. The Company has determined that long-lived assets were not impaired during the years ended December 31, 2021 and 2020.

Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees directly associated with in-process equity financing as deferred offering costs. Deferred offering costs were offset against the proceeds from the Public Offering.

Common Stock Equivalents

The Company has potential common stock equivalents related to its outstanding restricted stock units. These potential common stock equivalents are not included in diluted loss per share for any period presented in which there is a net loss because the effect would have been anti-dilutive.

Share-based Payments

The Company accounts for share-based payments to employees and non-employees in accordance with the provisions of FASB ASC 718, Compensation — Stock Compensation (“ASC 718”). Under ASC 718, the Company measures the share-based compensation cost on the date of grant, based on the fair value of the award, and expense is recognized over the requisite service period. Compensation cost recognized during the year ended December 31, 2021 related to the issuance of Class A Units and grants of restricted stock units.

Fair Value Measurements

Certain assets and liabilities are carried at fair value in accordance with U.S. GAAP. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. A three-tier fair value hierarchy that prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1	Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs observable or that can be corroborated by observable market data.

Level 3

Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

At December 31, 2021 and 2020, the carrying amounts of the Company’s financial instruments, including cash, prepaid expenses and other current assets, accounts payable and accrued liabilities approximated their respective fair value due to the short-term nature of these instruments.

Operating Segment

The Company operates in one segment. All of the Company’s assets are in the United States of America.

Concentrations of Credit Risk

The Company maintains its cash at a major financial institution with high credit quality, and at times, the balance in its cash deposits may exceed the Federal Deposit Insurance Corporation limits of $250,000. The Company has not experienced and does not anticipate any losses on deposits with commercial banks and financial institutions that exceed federally insured limits.

The Company’s suppliers and vendors include engineering firms and consultants, research and development companies, testing laboratories, contract manufacturers and other suppliers required to design, test and manufacture its products. The Company obtains some of its services from a limited group of vendors; however, the Company has neither experienced any significant disruptions nor expects any significant disruptions to its operations due to supplier concentration. The Company’s largest supplier accounted for 13% and 12% of total expenditures for the years ended December 31, 2021 and 2020, respectively, while its second largest supplier accounted for 11% and 33% of total expenditures for the years ended December 31, 2021 and 2020, respectively.

Significant customers may change from year to year depending on the overall level of activity and the sales of the Company’s products to each customer. During the year ended December 31, 2021, the Company’s largest and second largest customers accounted for approximately 45% and 12% of the Company’s revenues, respectively.

JOBS Act Accounting Election

The Company is an “emerging growth company,” as defined in the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption from new or revised accounting standards and, therefore, the financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of the public company effective dates.

Recent Accounting Standards

The Company has reviewed recent accounting pronouncements and, with the exception of the below, concluded they are either not applicable to the business or no material effect is expected on the financial statements as a result of future adoption.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses, which was subsequently amended by ASU No. 2018-19 and ASU No. 2019-10, and which requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The standard is effective for the fiscal year beginning after December 15, 2022. The Company will continue to assess the possible impact of this standard, but it currently does not expect that the adoption of this standard will have a significant impact on its financial statements and its limited history of bad debt expense relating to trade accounts receivable.

In February 2016, the FASB issued ASU 2016-02, Leases (“Topic 842”), which supersedes ASC Topic 840, Leases. Topic 842 requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. Topic 842 will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In November 2019, FASB deferred the effective date for implementation of Topic 842 by one year and, in June 2020, FASB deferred the effective date by an additional year. The guidance under Topic 842 is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Earlier adoption is permitted. The Company only has one operating lease in place as of December 31, 2021 related to its warehouse, distribution facility and corporate headquarters for a 10-year term. The Company’s remaining lease payments of approximately $2,675,000 will be discounted to record its lease liability using its incremental borrowing rate and to record the corresponding right of use asset.